UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2010 to December 31, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2010

■  CREDIT SUISSE
LARGE CAP BLEND FUND, INC.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report
December 31, 2010 (unaudited)

February 3, 2011

Performance Summary
01/01/10 – 12/31/10

Fund & Benchmark	Performance
Common[1]	10.50%
Class A1,2	10.50%
Class B1,2	9.71%
Class C1,2	9.75%
S&P 500 Index[3]	15.06%

Performance for the Fund's Class A, Class B and Class C Shares is shown without including the effect of the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A positive end to a challenging year

The year ended December 31, 2010, was a volatile one for equities. After three quarters of choppy trading, global equity markets had a robust fourth quarter and, in general, finished the year higher. Fairly encouraging economic data reports and cooperative central bankers in the United States and Europe combined with impressive economic growth in developing regions to help ease investor concerns about the threat of a double-dip recession. This change in sentiment boosted stock prices, especially during the last month of the year. Additionally, the U.S. Federal Reserve's anti-deflationary policy of implementing multiple quantitative easing measures — the first worth approximately $1.7 trillion and the second worth approximately $600 billion — together with the extension of Bush-era tax cuts injected liquidity into the global markets. For the 12-month period, the S&P 500 Index gained 15.06%, while the Dow Jones Industrial Average rose 14.06%.

As of December 31, 2010, the target U.S. Federal Funds rate remained at 0.00%-0.25% and the discount rate held at 0.75%. The Conference Board Consumer Confidence Index (a survey based on a representative sample of 5,000 U.S. households) decreased unexpectedly in December, dropping from 54.3 in November to 52.5 (for context, the Index measured 100 in 1985 meaning complete confidence). In the private sector, employment continued to increase in many industries, as 113,000 jobs were added. Conversely, the public sector continued to lay off workers, losing 10,000 jobs in December. Overall, the unemployment rate decreased to 9.4% in December. Each of the 10 sectors within the S&P 500 posted gains for the year. Consumer discretionary posted the largest increase, gaining 25.72%, while health care was the weakest performer, gaining only 0.71% for the year.

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report (continued)
December 31, 2010 (unaudited)

Strategic Review and Outlook: Cautiously optimistic for the future

For the year ended December 31, 2010, the Fund underperformed the benchmark despite strong performance. During the year, quantitative models in general were challenged by a prolonged period of high correlation and low volatility. In the United States, as the market oscillated between fears of a double dip recession and hope of potential economic growth, there were fewer opportunities to identify individual stock outperformance. As a result, transaction costs and the volatile environment resulted in underperformance. On a stock and sector basis, stock selection and sector weighting in energy, consumer staples, and materials contributed positively to performance. Conversely, stock selection and sector weighting in health care, utilities and financials detracted from performance.

Although we expect the market to remain challenging in the near term, we are comfortable with our proactive long-term investment process going forward.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report (continued)
December 31, 2010 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund, Inc.1 Common Class shares and the S&P 500 Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund, Inc.1 Class A shares2, Class B shares2,
Class C shares2 and the S&P 500 Index3,4, from Inception (07/31/01).

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report (continued)
December 31, 2010 (unaudited)

Average Annual Returns as of December 31, 20101

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	10.50%	1.36%	(0.81)%	2.74%
Class A Without Sales Charge	10.50%	1.35%	—	0.36%
Class A With Maximum Sales Charge	4.15%	0.15%	—	(0.27)%
Class B Without CDSC	9.71%	0.60%	—	(0.39)%
Class B With CDSC	5.71%	0.60%	—	(0.39)%
Class C Without CDSC	9.75%	0.60%	—	(0.41)%
Class C With CDSC	8.75%	0.60%	—	(0.41)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.95% for Common Class shares, 1.40% for Class A shares, 2.14% for Class B shares and 2.18% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.95% for Common Class shares, 1.30% for Class A shares, 2.04% for Class B shares and 2.03% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 4.15%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 5.71%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 8.75%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning July 31, 2001. For that reason, performance for the benchmark is shown for the period beginning August 1, 2001.

5  Inception date 10/30/98.

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report (continued)
December 31, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report (continued)
December 31, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended December 31, 2010

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,201.10	$1,200.40	$1,196.50	$1,197.20
Expenses Paid per $1,000*	$5.22	$7.21	$11.29	$11.19
Hypothetical 5% Fund Return
Beginning Account Value 7/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,020.47	$1,018.65	$1,014.92	$1,015.02
Expenses Paid per $1,000*	$4.79	$6.61	$10.36	$10.26
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.94%	1.30%	2.04%	2.02%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund, Inc.
Annual Investment Adviser's Report (continued)
December 31, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments
December 31, 2010

	Number of Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (0.5%)
General Dynamics Corp.	2,700	$191,592
Goodrich Corp.	800	70,456
Honeywell International, Inc.	2,400	127,584
ITT Corp.	1,800	93,798
L-3 Communications Holdings, Inc.	900	63,441
Lockheed Martin Corp.	2,200	153,802
Northrop Grumman Corp.	2,200	142,516
Precision Castparts Corp.	400	55,684
Raytheon Co.	2,900	134,386
Rockwell Collins, Inc.	800	46,608
The Boeing Co.	3,100	202,306
United Technologies Corp.	3,300	259,776
		1,541,949
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.§	1,200	96,228
Expeditors International of Washington, Inc.	1,500	81,900
FedEx Corp.	2,400	223,224
United Parcel Service, Inc. Class B	7,200	522,576
		923,928
Airlines (0.1%)
AirTran Holdings, Inc.*	12,500	92,375
Delta Air Lines, Inc.*	20,100	253,260
Southwest Airlines Co.	6,100	79,178
		424,813
Auto Components (0.0%)
Johnson Controls, Inc.	2,600	99,320
Automobiles (2.3%)
Ford Motor Co.*	444,100	7,456,439
Harley-Davidson, Inc.	1,800	62,406
		7,518,845
Beverages (1.9%)
Brown-Forman Corp. Class B	1,600	111,392
Dr. Pepper Snapple Group, Inc.	119,700	4,208,652
Molson Coors Brewing Co. Class B	1,000	50,190
PepsiCo, Inc.	11,588	757,044
The Coca-Cola Co.	16,400	1,078,628
		6,205,906
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	1,100	88,605
Amgen, Inc.*	53,908	2,959,549
Biogen Idec, Inc.*	7,700	516,285
Celgene Corp.*	5,650	334,141
Cephalon, Inc.*	34,239	2,113,231
Dendreon Corp.*	1,200	41,904
Genzyme Corp.*	4,300	306,160
Gilead Sciences, Inc.*	85,300	3,091,272
United Therapeutics Corp.*	4,700	297,134
		9,748,281

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Capital Markets (3.9%)
Ameriprise Financial, Inc.	177,800	$10,232,390
Federated Investors, Inc. Class B§	2,800	73,276
Franklin Resources, Inc.	1,100	122,331
Invesco, Ltd.	2,400	57,744
Legg Mason, Inc.	1,300	47,151
Morgan Stanley	10,000	272,100
Northern Trust Corp.	1,500	83,115
State Street Corp.	3,700	171,458
T. Rowe Price Group, Inc.	2,000	129,080
The Bank of New York Mellon Corp.	9,100	274,820
The Charles Schwab Corp.	8,200	140,302
The Goldman Sachs Group, Inc.	3,950	664,232
Waddell & Reed Financial, Inc. Class A	14,942	527,303
		12,795,302
Chemicals (1.5%)
Air Products & Chemicals, Inc.	600	54,570
CF Industries Holdings, Inc.	500	67,575
E.I. Du Pont de Nemours & Co.	10,200	508,776
Eastman Chemical Co.	550	46,244
Ecolab, Inc.	1,700	85,714
International Flavors & Fragrances, Inc.	856	47,585
Lubrizol Corp.	31,453	3,361,697
Monsanto Co.	1,500	104,460
PPG Industries, Inc.	1,400	117,698
Praxair, Inc.	900	85,923
Sigma-Aldrich Corp.	900	59,904
The Dow Chemical Co.	8,500	290,190
		4,830,336
Commercial Banks (1.3%)
BB&T Corp.	4,900	128,821
Comerica, Inc.	1,400	59,136
Commerce Bancshares, Inc.	2,220	88,189
Cullen/Frost Bankers, Inc.	1,791	109,466
Fifth Third Bancorp	21,400	314,152
Huntington Bancshares, Inc.	9,500	65,265
KeyCorp	7,800	69,030
M&T Bank Corp.	13,900	1,209,995
PNC Financial Services Group, Inc.	3,900	236,808
Popular, Inc.*	18,100	56,834
Regions Financial Corp.	9,900	69,300
SunTrust Banks, Inc.§	3,800	112,138
Synovus Financial Corp.	77,600	204,864
U.S. Bancorp	14,400	388,368
Wells Fargo & Co.	39,600	1,227,204
		4,339,570

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (0.1%)
Republic Services, Inc.	1,900	$56,734
Stericycle, Inc.*	600	48,552
Waste Management, Inc.	3,600	132,732
		238,018
Communications Equipment (0.6%)
Cisco Systems, Inc.*	42,500	859,775
Harris Corp.	1,100	49,830
Juniper Networks, Inc.*	4,300	158,756
Motorola, Inc.*	18,700	169,609
Polycom, Inc.*	2,500	97,450
QUALCOMM, Inc.	8,900	440,461
Unity Wireless Corp.*	712,201	356
		1,776,237
Computers & Peripherals (4.8%)
Apple, Inc.*	39,500	12,741,120
Dell, Inc.*	5,500	74,525
EMC Corp.*	20,400	467,160
Hewlett-Packard Co.	15,600	656,760
Lexmark International, Inc. Class A*	43,600	1,518,152
NetApp, Inc.*	2,600	142,896
SanDisk Corp.*	1,800	89,748
Western Digital Corp.*	2,199	74,546
		15,764,907
Construction & Engineering (0.0%)
Fluor Corp.	1,269	84,084
Construction Materials (0.0%)
Vulcan Materials Co.	1,100	48,796
Consumer Finance (2.1%)
American Express Co.	8,300	356,236
Capital One Financial Corp.	148,500	6,320,160
Discover Financial Services	4,000	74,120
		6,750,516
Distributors (0.0%)
Genuine Parts Co.	1,300	66,742
Diversified Consumer Services (1.1%)
Career Education Corp.*	14,324	296,937
DeVry, Inc.	64,677	3,103,202
ITT Educational Services, Inc.*	1,300	82,797
Strayer Education, Inc.	600	91,332
		3,574,268

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Diversified Financial Services (2.5%)
Bank of America Corp.	75,594	$1,008,424
Citigroup, Inc.*	609,600	2,883,408
CME Group, Inc.	600	193,050
IntercontinentalExchange, Inc.*	500	59,575
JPMorgan Chase & Co.	79,500	3,372,390
Moody's Corp.§	26,400	700,656
NYSE Euronext	1,600	47,968
		8,265,471
Diversified Telecommunication Services (5.4%)
AT&T, Inc.	506,005	14,866,427
CenturyTel, Inc.	2,600	120,042
Cincinnati Bell, Inc.*	21,300	59,640
Frontier Communications Corp.	7,892	76,789
Qwest Communications International, Inc.	50,600	385,066
Verizon Communications, Inc.	54,700	1,957,166
		17,465,130
Electric Utilities (0.4%)
American Electric Power Co., Inc.	3,600	129,528
Duke Energy Corp.	10,500	187,005
Edison International	2,500	96,500
Entergy Corp.	1,400	99,162
Exelon Corp.	5,100	212,364
FirstEnergy Corp.	2,800	103,656
NextEra Energy, Inc.	3,200	166,368
PPL Corp.	3,500	92,120
Progress Energy, Inc.	1,900	82,612
Southern Co.	6,000	229,380
		1,398,695
Electrical Equipment (0.1%)
Emerson Electric Co.	2,400	137,208
Rockwell Automation, Inc.	1,100	78,881
Roper Industries, Inc.	700	53,501
		269,590
Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. Class A	1,300	68,614
Corning, Inc.	12,100	233,772
Dolby Laboratories, Inc. Class A*	1,500	100,050
		402,436

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	2,680	$153,216
Cameron International Corp.*	1,200	60,876
Diamond Offshore Drilling, Inc.	2,100	140,427
Halliburton Co.	2,900	118,407
National-Oilwell Varco, Inc.	3,200	215,200
Schlumberger, Ltd.	10,253	856,125
		1,544,251
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,400	101,094
CVS Caremark Corp.	9,400	326,838
Safeway, Inc.	2,621	58,946
Sysco Corp.	4,400	129,360
The Kroger Co.	4,600	102,856
Wal-Mart Stores, Inc.	14,700	792,771
Walgreen Co.	3,300	128,568
		1,640,433
Food Products (1.4%)
Archer-Daniels-Midland Co.	4,460	134,157
ConAgra Foods, Inc.	3,900	88,062
General Mills, Inc.	4,900	174,391
H.J. Heinz Co.	1,870	92,490
Kellogg Co.	1,900	97,052
Kraft Foods, Inc. Class A	12,200	384,422
Mead Johnson Nutrition Co.	1,503	93,562
Sara Lee Corp.	6,200	108,562
The Hershey Co.	1,310	61,766
The J.M. Smucker Co.	900	59,085
Tyson Foods, Inc. Class A	194,200	3,344,124
		4,637,673
Gas Utilities (0.0%)
ONEOK, Inc.	1,000	55,470
Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	2,200	111,364
Becton, Dickinson and Co.	1,800	152,136
Boston Scientific Corp.*	11,735	88,834
CareFusion Corp.*	2,800	71,960
CR Bard, Inc.	700	64,239
Medtronic, Inc.	8,465	313,967
St. Jude Medical, Inc.*	2,500	106,875
Stryker Corp.	1,000	53,700
Varian Medical Systems, Inc.*	900	62,352
Zimmer Holdings, Inc.*	1,400	75,152
		1,100,579

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services (4.0%)
Aetna, Inc.	3,400	$103,734
AmerisourceBergen Corp.	2,100	71,652
Cardinal Health, Inc.	2,700	103,437
CIGNA Corp.	2,200	80,652
DaVita, Inc.*	700	48,643
Express Scripts, Inc.*	21,300	1,151,265
Humana, Inc.*	159,100	8,709,134
Laboratory Corp. of America Holdings*	800	70,336
McKesson Corp.	2,100	147,798
Medco Health Solutions, Inc.*	1,400	85,778
Quest Diagnostics, Inc.	1,100	59,367
Tenet Healthcare Corp.*	14,800	99,012
UnitedHealth Group, Inc.	63,200	2,282,152
WellPoint, Inc.*	3,128	177,858
		13,190,818
Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	3,300	152,163
Darden Restaurants, Inc.	921	42,771
Marriott International, Inc. Class A§	2,100	87,234
McDonald's Corp.	7,850	602,566
Starbucks Corp.	2,400	77,112
Starwood Hotels & Resorts Worldwide, Inc.	1,400	85,092
Wynn Resorts, Ltd.	500	51,920
Yum! Brands, Inc.	1,400	68,670
		1,167,528
Household Durables (1.1%)
Fortune Brands, Inc.§	900	54,225
Harman International Industries, Inc.*	30,900	1,430,670
Newell Rubbermaid, Inc.	4,000	72,720
Stanley Black & Decker, Inc.	1,210	80,913
Whirlpool Corp.	23,000	2,043,090
		3,681,618
Household Products (0.5%)
Clorox Co.	1,066	67,456
Colgate-Palmolive Co.	1,900	152,703
Kimberly-Clark Corp.	1,900	119,776
The Procter & Gamble Co.	20,100	1,293,033
		1,632,968
Independent Power Producers & Energy Traders (1.5%)
Constellation Energy Group, Inc.	160,300	4,909,989
The AES Corp.*	4,100	49,938
		4,959,927

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Industrial Conglomerates (0.6%)
3M Co.	5,300	$457,390
General Electric Co.	75,400	1,379,066
Tyco International, Ltd.*	3,427	142,015
		1,978,471
Insurance (5.4%)
ACE, Ltd.	2,400	149,400
Aflac, Inc.	5,200	293,436
American International Group, Inc.*	4,100	236,242
AON Corp.	2,500	115,025
Berkshire Hathaway, Inc. Class B*	162,298	13,001,693
Chubb Corp.	3,000	178,920
First American Financial Corp.	7,100	106,074
Genworth Financial, Inc. Class A*	3,900	51,246
Hartford Financial Services Group, Inc.	3,200	84,768
Lincoln National Corp.	2,000	55,620
Loews Corp.	2,426	94,395
Marsh & McLennan Cos., Inc.	4,300	117,562
MetLife, Inc.	4,200	186,648
Principal Financial Group, Inc.	2,600	84,656
Prudential Financial, Inc.	3,700	217,227
The Allstate Corp.	4,000	127,520
The Progressive Corp.	5,400	107,298
The Travelers Cos., Inc.	40,100	2,233,971
Unum Group	3,400	82,348
XL Group PLC	3,400	74,188
		17,598,237
Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	5,100	918,000
Expedia, Inc.	144,000	3,612,960
priceline.com, Inc.*	300	119,865
		4,650,825
Internet Software & Services (4.7%)
Akamai Technologies, Inc.*	1,300	61,165
eBay, Inc.*	42,300	1,177,209
Google, Inc. Class A*	23,600	14,017,692
Yahoo!, Inc.*	9,400	156,322
		15,412,388
IT Services (0.7%)
Automatic Data Processing, Inc.	1,600	74,048
Cognizant Technology Solutions Corp. Class A*	900	65,961
Computer Sciences Corp.	1,300	64,480
Fidelity National Information Services, Inc.	1,700	46,563
International Business Machines Corp.	9,050	1,328,178
Mastercard, Inc. Class A	800	179,288
Paychex, Inc.	2,400	74,184
The Western Union Co.	5,000	92,850
Visa, Inc. Class A	3,800	267,444
		2,192,996

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Leisure Equipment & Products (0.0%)
Mattel, Inc.	2,100	$53,403
Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.*	2,600	107,718
Charles River Laboratories International, Inc.*	6,700	238,118
Life Technologies Corp.*	1,575	87,413
Techne Corp.	3,600	236,412
Thermo Fisher Scientific, Inc.*	3,100	171,616
		841,277
Machinery (2.5%)
Caterpillar, Inc.	30,200	2,828,532
Cummins, Inc.	1,400	154,014
Danaher Corp.	1,800	84,906
Deere & Co.	3,400	282,370
Dover Corp.	60,600	3,542,070
Eaton Corp.	9,900	1,004,949
Illinois Tool Works, Inc.	1,300	69,420
Lincoln Electric Holdings, Inc.	1,200	78,324
PACCAR, Inc.§	1,100	63,162
Parker Hannifin Corp.	1,000	86,300
		8,194,047
Media (2.7%)
CBS Corp. Class B	5,400	102,870
Comcast Corp. Class A	20,600	452,582
DIRECTV Class A*	4,100	163,713
Discovery Communications, Inc. Class A*§	2,100	87,570
News Corp. Class A	397,900	5,793,424
Omnicom Group, Inc.	2,300	105,340
The Interpublic Group of Cos., Inc.*	5,600	59,472
The McGraw-Hill Cos., Inc.	1,573	57,273
The Walt Disney Co.	14,349	538,231
The Washington Post Co. Class B	1,603	704,518
Time Warner Cable, Inc.	2,800	184,884
Time Warner, Inc.	8,600	276,662
Viacom, Inc. Class B	3,900	154,479
		8,681,018
Metals & Mining (2.2%)
Alcoa, Inc.	7,700	118,503
Cliffs Natural Resources, Inc.	900	70,209
Freeport-McMoRan Copper & Gold, Inc.	6,000	720,540
Newmont Mining Corp.	97,700	6,001,711
Nucor Corp.	1,800	78,876
United States Steel Corp.	1,100	64,262
		7,054,101

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.9%)
Ameren Corp.	1,700	$47,923
Consolidated Edison, Inc.	2,100	104,097
Dominion Resources, Inc.	4,400	187,968
DTE Energy Co.	25,600	1,160,192
Integrys Energy Group, Inc.	13,600	659,736
NSTAR	3,758	158,550
PG&E Corp.	2,800	133,952
Public Service Enterprise Group, Inc.	3,784	120,369
Sempra Energy	1,821	95,566
Wisconsin Energy Corp.	900	52,974
Xcel Energy, Inc.	3,400	80,070
		2,801,397
Multiline Retail (0.4%)
Big Lots, Inc.*	19,000	578,740
Dollar Tree, Inc.*	3,400	190,672
Family Dollar Stores, Inc.	1,100	54,681
J.C. Penney Co., Inc.	1,700	54,927
Kohl's Corp.*	2,300	124,982
Macy's, Inc.	2,800	70,840
Sears Holdings Corp.*§	1,200	88,500
Target Corp.	2,444	146,958
		1,310,300
Office Electronics (0.0%)
Xerox Corp.	11,061	127,423
Oil, Gas & Consumable Fuels (12.1%)
Anadarko Petroleum Corp.	3,600	274,176
Apache Corp.	2,700	321,921
Arch Coal, Inc.	4,800	168,288
Chesapeake Energy Corp.	4,700	121,777
Chevron Corp.	166,600	15,202,250
ConocoPhillips	114,500	7,797,450
Consol Energy, Inc.	1,300	63,362
Denbury Resources, Inc.*	3,147	60,076
Devon Energy Corp.	3,400	266,934
El Paso Corp.	4,800	66,048
EOG Resources, Inc.	800	73,128
Exxon Mobil Corp.	81,327	5,946,630
Hess Corp.	93,822	7,181,136
Marathon Oil Corp.	6,400	236,992
Murphy Oil Corp.	1,300	96,915
Noble Energy, Inc.	1,200	103,296
Occidental Petroleum Corp.	6,200	608,220
Peabody Energy Corp.	2,000	127,960
Pioneer Natural Resources Co.	900	78,138
QEP Resources, Inc.	1,400	50,834
Range Resources Corp.	1,200	53,976
Southwestern Energy Co.*	2,600	97,318
Spectra Energy Corp.	4,700	117,453
The Williams Cos., Inc.	3,800	93,936
Valero Energy Corp.	4,737	109,520
		39,317,734

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products (0.0%)
International Paper Co.	3,200	$87,168
Personal Products (1.1%)
Alberto-Culver Co.	3,300	122,232
Avon Products, Inc.	3,100	90,086
The Estee Lauder Cos., Inc. Class A	41,200	3,324,840
		3,537,158
Pharmaceuticals (6.7%)
Abbott Laboratories	89,300	4,278,363
Allergan, Inc.	1,000	68,670
Bristol-Myers Squibb Co.	13,336	353,137
Eli Lilly & Co.	306,200	10,729,248
Endo Pharmaceuticals Holdings, Inc.*	41,535	1,483,215
Forest Laboratories, Inc.*	2,600	83,148
Hospira, Inc.*	10,178	566,813
Johnson & Johnson	20,150	1,246,277
King Pharmaceuticals, Inc.*	66,400	932,920
Merck & Co., Inc.	21,147	762,138
Pfizer, Inc.	58,707	1,027,960
Teva Pharmaceutical Industries, Ltd. ADR	3,022	157,537
		21,689,426
Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc.	531	59,764
Boston Properties, Inc.§	1,000	86,100
Cousins Properties, Inc.	16	133
Equity Residential	2,100	109,095
HCP, Inc.	2,200	80,938
Host Hotels & Resorts, Inc.	4,514	80,665
Kimco Realty Corp.	3,300	59,532
ProLogis	4,100	59,204
Simon Property Group, Inc.§	957	95,212
Ventas, Inc.	1,200	62,976
Vornado Realty Trust	1,332	110,996
Weyerhaeuser Co.	3,943	74,641
		879,256
Road & Rail (0.2%)
CSX Corp.	2,900	187,369
Norfolk Southern Corp.	2,800	175,896
Union Pacific Corp.	3,500	324,310
		687,575

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment (5.8%)
Altera Corp.§	67,600	$2,405,208
Analog Devices, Inc.	123,100	4,637,177
Applied Materials, Inc.	10,400	146,120
Broadcom Corp. Class A	3,400	148,070
First Solar, Inc.*§	600	78,084
Intel Corp.	523,700	11,013,411
Microchip Technology, Inc.§	2,200	75,262
Micron Technology, Inc.*	6,700	53,734
Texas Instruments, Inc.	9,300	302,250
		18,859,316
Software (3.8%)
Adobe Systems, Inc.*	3,900	120,042
BMC Software, Inc.*	1,300	61,282
CA, Inc.	1,900	46,436
Citrix Systems, Inc.*	1,400	95,774
Intuit, Inc.*	2,100	103,530
McAfee, Inc.*	3,000	138,930
Microsoft Corp.	54,450	1,520,244
Oracle Corp.	323,220	10,116,786
Red Hat, Inc.*	1,400	63,910
Salesforce.com, Inc.*§	800	105,600
Symantec Corp.*	5,800	97,092
		12,469,626
Specialty Retail (1.6%)
Bed Bath & Beyond, Inc.*	2,000	98,300
Best Buy Co., Inc.	2,400	82,296
Home Depot, Inc.	5,400	189,324
Lowe's Cos., Inc.	6,100	152,988
Ltd Brands, Inc.	120,300	3,696,819
PetSmart, Inc.	3,200	127,424
Staples, Inc.	5,500	125,235
The Gap, Inc.	3,700	81,918
TJX Cos., Inc.	14,200	630,338
		5,184,642
Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	2,200	121,682
NIKE, Inc. Class B	1,152	98,404
The Warnaco Group, Inc.*	4,200	231,294
VF Corp.	700	60,326
		511,706
Thrifts & Mortgage Finance (0.0%)
NewAlliance Bancshares, Inc.	4,799	71,889

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Schedule of Investments (continued)
December 31, 2010

	Number of Shares	Value
COMMON STOCKS
Tobacco (3.9%)
Altria Group, Inc.	15,100	$371,762
Lorillard, Inc.	1,200	98,472
Philip Morris International, Inc.	208,750	12,218,138
Reynolds American, Inc.	2,600	84,812
		12,773,184
Trading Companies & Distributors (0.0%)
Fastenal Co.§	1,100	65,901
WW Grainger, Inc.	400	55,244
		121,145
Wireless Telecommunication Services (0.1%)
American Tower Corp. Class A*	1,200	61,968
Sprint Nextel Corp.*§	90,600	383,238
		445,206
TOTAL COMMON STOCKS (Cost $298,431,452)		325,675,319
SHORT-TERM INVESTMENTS (0.5%)
State Street Navigator Prime Portfolio, 0.3426%§§	245,994	245,994
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 01/03/11	$1,477	1,477,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,994)		1,722,994
TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $300,154,446)		327,398,313
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(951,902)
NET ASSETS (100.0%)		$326,446,411

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at December 31, 2010.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Statement of Assets and Liabilities
December 31, 2010

Assets
Investments at value, including collateral for securities on loan of $245,994 (Cost $300,154,446) (Note 2)	$327,398,313[1]
Cash	900
Dividend and interest receivable	314,972
Receivable for fund shares sold	202,620
Prepaid expenses and other assets	93,931
Total Assets	328,010,736
Liabilities
Advisory fee payable (Note 3)	162,765
Administrative services fee payable (Note 3)	69,181
Shareholder servicing/Distribution fee payable (Note 3)	43,136
Payable for fund shares redeemed	735,354
Payable upon return of securities loaned (Note 2)	245,994
Directors' fee payable	112
Other accrued expenses payable	307,783
Total Liabilities	1,564,325
Net Assets
Capital stock, $.001 par value (Note 6)	30,999
Paid-in capital (Note 6)	369,818,791
Undistributed net investment income	28,150
Accumulated net realized gain from investments and foreign currency transactions	(70,675,396)
Net unrealized appreciation from investments	27,243,867
Net Assets	$326,446,411
Common Shares
Net assets	$133,419,542
Shares outstanding	12,703,168
Net asset value, offering price and redemption price per share	$10.50
A Shares
Net assets	$189,454,951
Shares outstanding	17,940,338
Net asset value and redemption price per share	$10.56
Maximum offering price per share (net asset value/(1-5.75%))	$11.20
B Shares
Net assets	$2,188,079
Shares outstanding	217,500
Net asset value and offering price per share	$10.06
C Shares
Net assets	$1,383,839
Shares outstanding	137,960
Net asset value and offering price per share	$10.03

1  Including $241,117 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Statement of Operations
For the Year Ended December 31, 2010

Investment Income (Note 2)
Dividends	$2,064,429
Interest	106
Securities lending	8,207
Foreign taxes withheld	(54)
Total investment income	2,072,688
Expenses
Investment advisory fees (Note 3)	499,637
Administrative services fees (Note 3)	169,364
Shareholder servicing/Distribution fees (Note 3)
Common Class	2,434
Class A	167,787
Class B	7,830
Class C	5,239
Transfer agent fees	148,581
Registration fees	83,481
Printing fees (Note 3)	63,525
Audit and tax fees	35,734
Legal fees	30,629
Directors' fees	25,870
Custodian fees	18,802
Insurance expense	3,062
Interest expense (Note 4)	1,039
Commitment fees (Note 4)	884
Miscellaneous expense	7,665
Total expenses	1,271,563
Less: fees waived (Note 3)	(70,807)
Net expenses	1,200,756
Net investment income	871,932
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	21,774,334
Net change in unrealized appreciation (depreciation) from investments	(824,389)
Net realized and unrealized gain from investments	20,949,945
Net increase in net assets resulting from operations	$21,821,877

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Statements of Changes in Net Assets

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
From Operations
Net investment income	$871,932	$308,614
Net realized gain from investments and foreign currency transactions	21,774,334	866,874
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(824,389)	6,479,961
Net increase in net assets resulting from operations	21,821,877	7,655,449
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(397,074)	(11,720)
Class A shares	(461,909)	(302,822)
Class B shares	(34)	(1,492)
Class C shares	(27)	(712)
Distributions from net realized gains
Common Class shares	(1,407,901)	—
Class A shares	(1,939,811)	—
Class B shares	(23,425)	—
Class C shares	(15,339)	—
Net decrease in net assets resulting from dividends and distributions	(4,245,520)	(316,746)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,968,136	1,149,305
Exchange value of shares due to merger	294,879,973	—
Reinvestment of dividends and distributions	3,983,310	264,468
Net asset value of shares redeemed	(29,693,513)	(4,381,229)
Net increase (decrease) in net assets from capital share transactions	273,137,906	(2,967,456)
Net increase in net assets	290,714,263	4,371,247
Net Assets
Beginning of year	35,732,148	31,360,901
End of year	$326,446,411	$35,732,148
Undistributed net investment income	$28,150	$8,022

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$9.63	$7.71	$11.95	$12.71	$12.23
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.08	0.11	0.08	0.05
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.88	1.93	(4.23)	0.68	1.22
Total from investment operations	1.01	2.01	(4.12)	0.76	1.27
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.09)	(0.12)	(0.06)	(0.07)
Distributions from net realized gains	(0.11)	—	(0.00)[2]	(1.46)	(0.72)
Total dividends and distributions	(0.14)	(0.09)	(0.12)	(1.52)	(0.79)
Net asset value, end of year	$10.50	$9.63	$7.71	$11.95	$12.71
Total return[3]	10.50%	26.03%	(34.46)%	6.15%	10.44%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$133,419	$1,293	$1,237	$1,883	$2,202
Ratio of expenses to average net assets	0.95%	1.30%	1.30%	1.28%	1.30%
Ratio of net investment income to average net assets	1.28%	0.99%	1.10%	0.58%	0.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.78%	0.41%	0.07%	0.26%
Portfolio turnover rate	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$9.68	$7.75	$12.01	$12.78	$12.26
INVESTMENT OPERATIONS
Net investment income[1]	0.07	0.08	0.11	0.08	0.05
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.95	1.94	(4.25)	0.67	1.23
Total from investment operations	1.02	2.02	(4.14)	0.75	1.28
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.09)	(0.12)	(0.06)	(0.04)
Distributions from net realized gains	(0.11)	—	(0.00)[2]	(1.46)	(0.72)
Total dividends and distributions	(0.14)	(0.09)	(0.12)	(1.52)	(0.76)
Net asset value, end of year	$10.56	$9.68	$7.75	$12.01	$12.78
Total return[3]	10.50%	26.02%	(34.45)%	6.03%	10.48%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$189,455	$33,671	$28,642	$47,691	$51,493
Ratio of expenses to average net assets	1.30%	1.30%	1.30%	1.28%	1.30%
Ratio of net investment income to average net assets	0.70%	0.99%	1.09%	0.58%	0.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%	0.77%	0.40%	0.07%	0.26%
Portfolio turnover rate	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$9.27	$7.43	$11.49	$12.35	$11.92
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	0.02	0.03	(0.02)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.90	1.85	(4.05)	0.65	1.19
Total from investment operations	0.90	1.87	(4.02)	0.63	1.15
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.00)[2]	(0.03)	(0.04)	(0.03)	—
Distributions from net realized gains	(0.11)	—	(0.00)[2]	(1.46)	(0.72)
Total dividends and distributions	(0.11)	(0.03)	(0.04)	(1.49)	(0.72)
Net asset value, end of year	$10.06	$9.27	$7.43	$11.49	$12.35
Total return[3]	9.71%	25.11%	(34.97)%	5.24%	9.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,188	$500	$1,201	$3,087	$5,010
Ratio of expenses to average net assets	2.04%	2.05%	2.05%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	(0.03)%	0.28%	0.25%	(0.19)%	(0.35)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%	0.85%	0.35%	0.06%	0.26%
Portfolio turnover rate	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$9.24	$7.41	$11.45	$12.31	$11.89
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	0.02	0.03	(0.02)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.90	1.84	(4.03)	0.65	1.18
Total from investment operations	0.90	1.86	(4.00)	0.63	1.14
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.00)[2]	(0.03)	(0.04)	(0.03)	—
Distributions from net realized gains	(0.11)	—	(0.00)[2]	(1.46)	(0.72)
Total dividends and distributions	(0.11)	(0.03)	(0.04)	(1.49)	(0.72)
Net asset value, end of year	$10.03	$9.24	$7.41	$11.45	$12.31
Total return[3]	9.75%	25.04%	(34.91)%	5.26%	9.61%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,384	$268	$281	$616	$851
Ratio of expenses to average net assets	2.03%	2.05%	2.05%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.25%	0.31%	(0.18)%	(0.35)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.79%	0.38%	0.06%	0.26%
Portfolio turnover rate	360%	362%	222%	114%	106%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements
December 31, 2010

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term appreciation of capital. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 2. Significant Accounting Policies

before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 2. Significant Accounting Policies

securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$325,675,319	$—	$—	$325,675,319
Short-Term Investments	245,994	1,477,000	—	1,722,994
Other Financial Instruments*	—	—	—	—
	$325,921,313	$1,477,000	$—	$327,398,313

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the year ended December 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 2. Significant Accounting Policies

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $12,343, of which $2,662 was rebated to borrowers (brokers). The Fund retained $8,207 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,474. Securities lending income is accrued as earned.

I) SUBSEQUENT EVENTS — In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended December 31, 2010, investment advisory fees earned and voluntarily waived were $499,637 and $70,807, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended December 31, 2010. Fee

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 3. Transactions with Affiliates and Related Parties

waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended December 31, 2010, co-administrative services fees earned by CSAMSI were $89,934.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $79,430.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class shares of the Fund, the fee was calculated at an annual rate of 0.25% of the average daily net assets through October 10, 2010. Effective October 11, 2010, Common Class shares no longer charge this fee. For the Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended December 31, 2010, Merrill was paid $34,520 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition,

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 4. Line of Credit

the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At December 31, 2010, the Fund had no loans outstanding under the Credit Facility. During the year ended December 31, 2010, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$4,076,500	1.491%	$5,261,000

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) were $357,215,532 and $381,334,373, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended December 31, 2010		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	194,337	$1,994,500	13,253	$109,159
Shares exchanged due to merger	13,769,297	137,553,921	—	—
Shares issued in reinvestment of dividends and distributions	167,188	1,748,715	1,185	11,480
Shares redeemed	(1,561,979)	(16,043,543)	(40,541)	(349,824)
Net increase (decrease)	12,568,843	$125,253,593	(26,103)	$(229,185)
	Class A
	For the Year Ended December 31, 2010		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	194,546	$1,924,364	114,797	$992,119
Shares exchanged due to merger	15,347,297	154,195,398	—	—
Shares issued in reinvestment of dividends and distributions	209,662	2,203,054	25,814	251,608
Shares redeemed	(1,287,990)	(13,040,006)	(358,829)	(3,060,365)
Net increase (decrease)	14,463,515	$145,282,810	(218,218)	$(1,816,638)

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 6. Capital Share Transactions

	Class B
	For the Year Ended December 31, 2010		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	2,681	$25,793	3,963	$31,034
Shares exchanged due to merger	211,845	2,027,396	—	—
Shares issued in reinvestment of dividends and distributions	1,979	19,728	105	977
Shares redeemed	(52,885)	(509,990)	(111,825)	(888,459)
Net increase (decrease)	163,620	$1,562,927	(107,757)	$(856,448)
	Class C
	For the Year Ended December 31, 2010		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	2,534	$23,479	1,850	$16,993
Shares exchanged due to merger	115,616	1,103,258	—	—
Shares issued in reinvestment of dividends and distributions	1,189	11,813	44	403
Shares redeemed	(10,417)	(99,974)	(10,745)	(82,581)
Net increase (decrease)	108,922	$1,038,576	(8,851)	$(65,185)

On December 31, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	48%
Class A	1	11%
Class B	3	45%
Class C	4	72%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended December 31, 2010 and 2009, respectively, by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2010	2009	2010	2009
$859,044	$316,746	$3,386,476	$0

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 7. Federal Income Taxes

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, real estate investment trusts and cumulative basis adjustments on partnerships.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$15,374
Undistributed capital gains	4,170,086
Accumulated realized loss	(68,675,724)
Unrealized appreciation	21,086,885
$(43,403,379)

At December 31, 2010, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2015	2016
$12,567,359	$56,108,365

During the tax year ended December 31, 2010, the Fund utilized $12,531,966 of the capital loss carryforwards and $46,071,536 of the capital loss carryforwards expired.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

Included in the Fund's capital loss carryforwards which expire in 2015 are $1,217,389, $9,817,957, $1,532,013, acquired in the Fund mergers of the Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc., respectively, which are subject to limitations.

Included in the Fund's capital loss carryforwards which expire in 2016 are $11,022,797, $24,633,083, $20,452,485, acquired in the Fund mergers of the Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc., respectively, which are subject to limitations.

At December 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 7. Federal Income Taxes

having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $306,311,428, $30,626,501, $(9,539,616) and $21,086,885, respectively.

At December 31, 2010, the Fund reclassified $7,240 to undistributed net investment income and $80,767,214 to paid in capital from accumulated net realized loss, to adjust for current period permanent book/tax differences which arose principally from capital loss carryforwards and other temporary book/tax differences from the acquired funds and the expiration of capital loss carryforwards. Net assets were not affected by these reclassifications.

Note 8. Acquisition of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc.

On October 8, 2010, Credit Suisse Large Cap Blend Fund, Inc. acquired all of the net assets of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc., each open-end investment companies, pursuant to a plan of reorganization approved by the Board of Trustees/Directors on May 3, 2010. The purpose of the transaction was to combine four funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 2,965,536 shares of Credit Suisse Large Cap Growth Fund valued at $51,257,052, 12,370,780 shares of Credit Suisse Large Cap Value Fund valued at $151,560,546 and 2,623,421 shares of Credit Suisse Mid-Cap Core Fund, Inc. valued at $92,062,375 for 29,444,055 shares of Credit Suisse Large Cap Blend Fund, Inc. The investment portfolios of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. had a fair value at October 8, 2010 of $51,973,119, $151,648,970 and $92,200,589 and identified costs of $46,562,613, $138,709,260 and $85,462,208, respectively, which were the principal assets acquired by Credit Suisse Large Cap Blend Fund, Inc. For financial reporting purposes, assets received and shares issued by Credit Suisse Large Cap Blend Fund, Inc. were recorded at fair value; however the cost basis of the investments received from Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. were carried forward to align ongoing reporting of Credit Suisse Large Cap Blend Fund, Inc.'s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse Large Cap Blend Fund, Inc. were $34,788,604.

Credit Suisse Large Cap Blend Fund, Inc.
Notes to Financial Statements (continued)
December 31, 2010

Note 8. Acquisition of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc.

Credit Suisse Large Cap Blend Fund, Inc. pro forma results of operations for the year ended December 31, 2010 are as follows:

Net investment income	$2,399,979[1]
Net gain from investments	65,946,866[2]
Net increase in net assets resulting from operations	$68,346,845

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. that have been included in Credit Suisse Large Cap Blend Fund, Inc.'s statement of operations since October 8, 2010.

1 $871,932 as reported, plus $68,964, $995,494 and $175,208 for Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc. respectively, premerger, plus $288,381 of pro-forma gross expenses eliminated.

2 $20,949,945 as reported, plus $9,268,309, $15,488,326 and $20,240,286 for Credit Suisse Large Cap Growth Fund, Credit Suisse Large Cap Value Fund and Credit Suisse Mid-Cap Core Fund, Inc., respectively, premerger.

Note 9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Large Cap Blend Fund, Inc.
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Large Cap Blend Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") at December 31, 2010, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 22, 2011

Credit Suisse Large Cap Blend Fund, Inc.
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors (the "Board") of the Credit Suisse Large Cap Blend Fund, Inc. (the "Fund"), including a majority of the Directors who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Directors"), at a meeting held on November 15 and 16, 2010, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.39% paid by the Fund after taking waivers into account ("Net Advisory Fee") as of September 30, 2010. The Board also considered the merger of other Credit Suisse funds into the Fund. The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research,

Credit Suisse Large Cap Blend Fund, Inc.
Board Approval of Advisory Agreement (unaudited)(continued)

advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its

Credit Suisse Large Cap Blend Fund, Inc.
Board Approval of Advisory Agreement (unaudited)(continued)

affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards applied in seeking best execution, and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients. Credit Suisse confirmed there were no soft dollar arrangements during the past year.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were below the median of the Fund's Expense Group and the Net Advisory Fee was the lowest in the Expense Group. The Board concluded the fee was reasonable.

•  The Fund's performance was above the median for all periods in its Performance Group and Performance Universe except for the one and five year periods in the Performance Group and Performance Universe. The Board determined that it would continue to monitor steps taken by Credit Suisse to improve performance. The Board noted the changes to the Fund during the past year including the reorganization in which the Fund acquired substantially all of the assets and liabilities of each of the Credit Suisse Large Cap Value Fund, Credit Suisse Large Cap Growth Fund and Credit Suisse Mid Cap Core Fund, Inc.

•  Aside from performance (as discussed above), the Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory

Credit Suisse Large Cap Blend Fund, Inc.
Board Approval of Advisory Agreement (unaudited)(continued)

Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the combined Contractual Advisory Fee and co-administration fee, as well as the fee waivers and the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Large Cap Blend Fund, Inc.
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of Starcomms PLC., (telecommunications company); Director of Mirae Asset Discovery Funds (6 open-end portfolios); Director of Aberdeen Asia-Pacific Income Investment Company Limited (a Canadian closed-end fund); Director of The Adams Express Company, Petroleum and Resources Corporation, Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc. (each a closed-end investment company).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Large Cap Blend Fund, Inc.
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers.

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to June 2009.	7	None

2  Mr. Garten was initially appointed as a Director of the Fund at inception. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Large Cap Blend Fund, Inc.
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9	Director of iCAD, Inc. (a surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc. (each a closed-end investment company).

Credit Suisse Large Cap Blend Fund, Inc.
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

John G. Popp Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010	Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since 1997; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds

**  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Large Cap Blend Fund, Inc.
Tax Information Letter
December 31, 2010 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended December 31, 2010, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100%.

Important Tax Information for Shareholders

For the fiscal year ended December 31, 2010, the Fund designates approximately $859,044, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2010, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended December 31, 2010, the Fund declared $3,386,476 in dividends that were designated as long term capital gains dividends.

Credit Suisse Large Cap Blend Fund, Inc.
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCB-AR-1210

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2010. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2010

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2009 and December 31, 2010.

	2009	2010
Audit Fees	$17,500	$30,000
Audit-Related Fees(1)	$3,400	$3,400
Tax Fees(2)	$2,800	$2,800
All Other Fees	—	—
Total	$23,700	$36,200

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,400 for 2009 and $3,400 for 2010).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2009 and December 31, 2010.

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2009 and December 31, 2010:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2009 and December 31, 2010 were $6,200 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: March 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: March 2, 2011

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 2, 2011